Acquisition of Aquila Biolabs GmbH (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 29, 2021	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 201,100	$ 201,100
Accounts receivable	159,200	159,200
Inventory	187,500	187,500
Prepaid expenses and other current assets	25,400	25,400
Property, plant and equipment	40,200	40,200
Deferred tax assets	800,300	800,300
Tradename	452,300	452,300
Non-compete agreements	784,500	784,500
In-process research and development	742,100	742,100
Customer relationships	252,200	252,200
Patents and other intangibles	286,200	286,200
Total assets acquired	3,931,000	3,931,000
Fair value of liabilities assumed:
Accounts payable	(39,300)	(39,300)
Accrued expenses	(90,300)	(90,300)
Other current liabilities	(59,400)	(59,400)
Total liabilities assumed	(189,000)	(189,000)
Total identifiable net assets	3,742,000	3,742,000
Fair value of consideration transferred	7,880,100	7,880,100
Goodwill	$ 4,138,100	$ 4,138,100
Customer relationships
Fair value of liabilities assumed:
Useful life	9 years	9 years
Non-compete agreements
Fair value of liabilities assumed:
Useful life	4 years	4 years
Tradename
Fair value of liabilities assumed:
Useful life	6 years	6 years
In-process research and development
Fair value of liabilities assumed:
Useful life	5 years	5 years
Patents and Other Intangibles
Fair value of liabilities assumed:
Useful life	7 years	7 years